Allowance for Probable Loan Losses (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loan loss allowances, financing receivable past due
Non-accrual loans, total	$ 62,823,000	$ 71,768,000	$ 118,505,000
Reduced interest income on non-accrual loans	4,088,000	2,549,000	4,114,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	7,197,000	15,033,000	14,288,000
Commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	34,110,000	31,929,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	2,051,000	2,689,000
Commercial real estate: other construction and land development
Loan loss allowances, financing receivable past due
Non-accrual loans, total	11,726,000	26,410,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	62,000	497,000
Commercial real estate: farmland and commercial
Loan loss allowances, financing receivable past due
Non-accrual loans, total	13,775,000	11,681,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	417,000	929,000
Commercial real estate: multifamily
Loan loss allowances, financing receivable past due
Non-accrual loans, total	295,000	353,000
Residential: first lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,266,000	1,175,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	3,518,000	9,657,000
Residential: junior lien
Loan loss allowances, financing receivable past due
Non-accrual loans, total	1,576,000	175,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	368,000	115,000
Consumer
Loan loss allowances, financing receivable past due
Non-accrual loans, total	75,000	45,000
Accruing loans contractually past due 90 days or more as to principal or interest payments	$ 781,000	$ 882,000